CONCENTRATIONS OF RISK (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Counterparty A | Revenue | Customer concentration
CONCENTRATIONS OF RISK
Total revenues, major customer percentage	19.00%	27.00%
Counterparty A | Accounts receivable | Credit concentration
CONCENTRATIONS OF RISK
Total revenues, major customer percentage	37.00%	30.00%
Counterparty B | Revenue | Customer concentration
CONCENTRATIONS OF RISK
Total revenues, major customer percentage	15.00%	19.00%	34.00%
Counterparty B | Accounts receivable | Credit concentration
CONCENTRATIONS OF RISK
Total revenues, major customer percentage	11.00%	18.00%
Counterparty C | Revenue | Customer concentration
CONCENTRATIONS OF RISK
Total revenues, major customer percentage		14.00%	17.00%
Counterparty C | Accounts receivable | Credit concentration
CONCENTRATIONS OF RISK
Total revenues, major customer percentage	0.00%
Counterparty D | Revenue | Customer concentration
CONCENTRATIONS OF RISK
Total revenues, major customer percentage			12.00%
Counterparty E | Revenue | Customer concentration
CONCENTRATIONS OF RISK
Total revenues, major customer percentage			10.00%